Distribution Date:	03/17/26	Wells Fargo Commercial Mortgage Trust 2018-C46
Determination Date:	03/11/26
Next Distribution Date:	04/17/26
Record Date:	02/27/26	Commercial Mortgage Pass-Through Certificates
Series 2018-C46

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Argentic Services Company LP
Current Mortgage Loan and Property Stratification	8-12		Andrew Hundertmark		ahundertmark@argenticservices.com
Mortgage Loan Detail (Part 1)	13-14		740 East Campbell Road, Suite 600 | Richardson, TX 75081 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	18		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95001QAQ4	3.157000%	14,029,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95001QAR2	4.058000%	147,143,000.00	22,756,314.47	137,925.58	76,954.27	0.00	0.00	214,879.85	22,618,388.89	38.08%	30.00%
A-SB	95001QAS0	4.086000%	24,040,000.00	11,762,790.29	537,461.89	40,052.30	0.00	0.00	577,514.19	11,225,328.40	38.08%	30.00%
A-3	95001QAT8	3.888000%	115,000,000.00	115,000,000.00	0.00	372,600.00	0.00	0.00	372,600.00	115,000,000.00	38.08%	30.00%
A-4	95001QAU5	4.152000%	184,264,000.00	184,264,000.00	0.00	637,553.44	0.00	0.00	637,553.44	184,264,000.00	38.08%	30.00%
A-S	95001QAX9	4.382000%	56,234,000.00	56,234,000.00	0.00	205,347.82	0.00	0.00	205,347.82	56,234,000.00	27.62%	21.88%
B	95001QAY7	4.633000%	31,145,000.00	31,145,000.00	0.00	120,245.65	0.00	0.00	120,245.65	31,145,000.00	21.83%	17.38%
C	95001QAZ4	4.947348%	32,010,000.00	32,010,000.00	0.00	131,970.50	0.00	0.00	131,970.50	32,010,000.00	15.88%	12.75%
D	95001QAC5	3.000000%	20,840,000.00	20,840,000.00	0.00	52,100.00	0.00	0.00	52,100.00	20,840,000.00	12.01%	9.74%
ERR	95001QAE1	4.947348%	16,361,000.00	16,361,000.00	0.00	67,452.96	0.00	0.00	67,452.96	16,361,000.00	8.97%	7.38%
FRR	95001QAG6	4.947348%	12,977,000.00	12,977,000.00	0.00	53,501.44	0.00	0.00	53,501.44	12,977,000.00	6.56%	5.50%
GRR	95001QAJ0	4.947348%	10,382,000.00	10,382,000.00	0.00	42,802.80	0.00	0.00	42,802.80	10,382,000.00	4.63%	4.00%
HRR	95001QAL5	4.947348%	27,684,550.00	24,883,547.45	0.00	34,226.04	0.00	0.00	34,226.04	24,883,547.45	0.00%	0.00%
R	95001QAN1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			692,109,550.00	538,615,652.21	675,387.47	1,834,807.22	0.00	0.00	2,510,194.69	537,940,264.74

X-A	95001QAV3	0.895039%	484,476,000.00	333,783,104.76	0.00	248,957.50	0.00	0.00	248,957.50	333,107,717.29
X-B	95001QAW1	0.348291%	119,389,000.00	119,389,000.00	0.00	34,651.76	0.00	0.00	34,651.76	119,389,000.00
X-D	95001QAA9	1.947348%	20,840,000.00	20,840,000.00	0.00	33,818.94	0.00	0.00	33,818.94	20,840,000.00
Notional SubTotal			624,705,000.00	474,012,104.76	0.00	317,428.20	0.00	0.00	317,428.20	473,336,717.29

Deal Distribution Total					675,387.47	2,152,235.42	0.00	0.00	2,827,622.89

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95001QAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95001QAR2	154.65441421	0.93735740	0.52298968	0.00000000	0.00000000	0.00000000	0.00000000	1.46034708	153.71705681
A-SB	95001QAS0	489.30076082	22.35698378	1.66606905	0.00000000	0.00000000	0.00000000	0.00000000	24.02305283	466.94377704
A-3	95001QAT8	1,000.00000000	0.00000000	3.24000000	0.00000000	0.00000000	0.00000000	0.00000000	3.24000000	1,000.00000000
A-4	95001QAU5	1,000.00000000	0.00000000	3.46000000	0.00000000	0.00000000	0.00000000	0.00000000	3.46000000	1,000.00000000
A-S	95001QAX9	1,000.00000000	0.00000000	3.65166661	0.00000000	0.00000000	0.00000000	0.00000000	3.65166661	1,000.00000000
B	95001QAY7	1,000.00000000	0.00000000	3.86083320	0.00000000	0.00000000	0.00000000	0.00000000	3.86083320	1,000.00000000
C	95001QAZ4	1,000.00000000	0.00000000	4.12278975	0.00000000	0.00000000	0.00000000	0.00000000	4.12278975	1,000.00000000
D	95001QAC5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
ERR	95001QAE1	1,000.00000000	0.00000000	4.12278956	0.00000000	0.00000000	0.00000000	0.00000000	4.12278956	1,000.00000000
FRR	95001QAG6	1,000.00000000	0.00000000	4.12278955	0.00000000	0.00000000	0.00000000	0.00000000	4.12278955	1,000.00000000
GRR	95001QAJ0	1,000.00000000	0.00000000	4.12278944	0.00000000	0.00000000	0.00000000	0.00000000	4.12278944	1,000.00000000
HRR	95001QAL5	898.82434246	0.00000000	1.23628667	2.46937696	113.14804503	0.00000000	0.00000000	1.23628667	898.82434246
R	95001QAN1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95001QAV3	688.95694474	0.00000000	0.51386962	0.00000000	0.00000000	0.00000000	0.00000000	0.51386962	687.56288710
X-B	95001QAW1	1,000.00000000	0.00000000	0.29024248	0.00000000	0.00000000	0.00000000	0.00000000	0.29024248	1,000.00000000
X-D	95001QAA9	1,000.00000000	0.00000000	1.62278983	0.00000000	0.00000000	0.00000000	0.00000000	1.62278983	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02/01/26 - 02/28/26	30	0.00	76,954.27	0.00	76,954.27	0.00	0.00	0.00	76,954.27	0.00
A-SB	02/01/26 - 02/28/26	30	0.00	40,052.30	0.00	40,052.30	0.00	0.00	0.00	40,052.30	0.00
A-3	02/01/26 - 02/28/26	30	0.00	372,600.00	0.00	372,600.00	0.00	0.00	0.00	372,600.00	0.00
A-4	02/01/26 - 02/28/26	30	0.00	637,553.44	0.00	637,553.44	0.00	0.00	0.00	637,553.44	0.00
X-A	02/01/26 - 02/28/26	30	0.00	248,957.50	0.00	248,957.50	0.00	0.00	0.00	248,957.50	0.00
X-B	02/01/26 - 02/28/26	30	0.00	34,651.76	0.00	34,651.76	0.00	0.00	0.00	34,651.76	0.00
X-D	02/01/26 - 02/28/26	30	0.00	33,818.94	0.00	33,818.94	0.00	0.00	0.00	33,818.94	0.00
A-S	02/01/26 - 02/28/26	30	0.00	205,347.82	0.00	205,347.82	0.00	0.00	0.00	205,347.82	0.00
B	02/01/26 - 02/28/26	30	0.00	120,245.65	0.00	120,245.65	0.00	0.00	0.00	120,245.65	0.00
C	02/01/26 - 02/28/26	30	0.00	131,970.50	0.00	131,970.50	0.00	0.00	0.00	131,970.50	0.00
D	02/01/26 - 02/28/26	30	0.00	52,100.00	0.00	52,100.00	0.00	0.00	0.00	52,100.00	0.00
ERR	02/01/26 - 02/28/26	30	0.00	67,452.96	0.00	67,452.96	0.00	0.00	0.00	67,452.96	0.00
FRR	02/01/26 - 02/28/26	30	0.00	53,501.44	0.00	53,501.44	0.00	0.00	0.00	53,501.44	0.00
GRR	02/01/26 - 02/28/26	30	0.00	42,802.80	0.00	42,802.80	0.00	0.00	0.00	42,802.80	0.00
HRR	02/01/26 - 02/28/26	30	3,051,508.39	102,589.63	0.00	102,589.63	68,363.59	0.00	0.00	34,226.04	3,132,452.71
Totals			3,051,508.39	2,220,599.01	0.00	2,220,599.01	68,363.59	0.00	0.00	2,152,235.42	3,132,452.71

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,827,622.89
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,083,820.51	Master Servicing Fee	3,380.90
Interest Reductions due to Nonrecoverability Determination	(39,415.44)	Certificate Administrator Fee	3,983.02
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	209.46
ARD Interest	0.00	Operating Advisor Fee	855.63
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	167.57
Extension Interest	0.00
Interest Reserve Withdrawal	145,701.47
Total Interest Collected	2,190,106.54	Total Fees	8,886.57

Principal		Expenses/Reimbursements
Scheduled Principal	675,387.47	Reimbursement for Interest on Advances	9.62
Unscheduled Principal Collections		ASER Amount	16,783.14
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	10,857.86
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,333.89
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	675,387.47	Total Expenses/Reimbursements	28,984.51

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,152,235.42
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	675,387.47
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,827,622.89
Total Funds Collected	2,865,494.01	Total Funds Distributed	2,865,493.97

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	538,615,652.21	538,615,652.21	Beginning Certificate Balance	538,615,652.21
(-) Scheduled Principal Collections	675,387.47	675,387.47	(-) Principal Distributions	675,387.47
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	537,940,264.74	537,940,264.74	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	539,309,398.86	539,309,398.86	Ending Certificate Balance	537,940,264.74
Ending Actual Collateral Balance	538,720,456.16	538,720,456.16

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.95%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	10	122,298,445.43	22.73%	28	4.9745	NAP	Defeased	10	122,298,445.43	22.73%	28	4.9745	NAP
2,000,000 or less	1	1,800,000.00	0.33%	28	4.9450	4.308500	Unknown	2	21,962,305.40	4.08%	(34)	4.5700	NAP
2,000,001 to 3,000,000	1	2,690,000.00	0.50%	29	5.1100	1.921700	1.30 or less	4	69,688,119.17	12.95%	(16)	5.2501	0.945989
3,000,001 to 4,000,000	3	10,293,219.12	1.91%	4	5.4056	1.360286	1.31 to 1.40	4	47,060,066.29	8.75%	5	4.9254	1.385432
4,000,001 to 5,000,000	1	4,756,000.00	0.88%	29	5.1900	1.400200	1.41 to 1.50	4	67,212,089.66	12.49%	28	5.0497	1.461813
5,000,001 to 6,000,000	1	5,316,994.86	0.99%	25	5.3000	1.716800	1.51 to 1.75	7	92,268,334.18	17.15%	27	4.9797	1.664263
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.76 to 2.25	5	67,865,912.26	12.62%	28	4.8611	1.969996
7,000,001 to 8,000,000	1	7,191,127.01	1.34%	29	5.3150	2.557600	2.26 to 2.75999	3	34,162,080.99	6.35%	28	4.8472	2.432295
8,000,001 to 9,000,000	1	8,541,954.68	1.59%	29	5.3400	1.519000	2.76 to 3	1	3,271,065.52	0.61%	28	4.9100	2.936900
9,000,001 to 10,000,000	3	28,011,297.89	5.21%	29	5.2015	0.921088	3.01 or greater	2	12,151,845.84	2.26%	29	4.8556	3.544624
10,000,001 to 15,000,000	11	133,936,969.53	24.90%	28	5.0264	1.885958	Totals	42	537,940,264.74	100.00%	18	4.9742	1.640739
15,000,001 to 20,000,000	6	105,104,256.22	19.54%	(3)	4.8035	1.320943
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	3	108,000,000.00	20.08%	8	4.8952	1.491510
50,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	42	537,940,264.74	100.00%	18	4.9742	1.640739
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	11	122,298,445.43	22.73%	28	4.9745	NAP
							Defeased	11	122,298,445.43	22.73%	28	4.9745	NAP
Alabama	2	27,272,748.91	5.07%	28	5.2029	1.889329
							Industrial	1	3,271,065.52	0.61%	28	4.9100	2.936900
Arkansas	1	11,759,384.64	2.19%	29	4.6900	1.702000
							Lodging	3	26,577,172.43	4.94%	28	5.2761	1.728167
California	6	66,966,963.87	12.45%	28	4.7978	1.846791
							Mixed Use	1	9,350,000.00	1.74%	29	5.4200	0.107900
Connecticut	1	19,783,526.60	3.68%	(34)	5.9900	0.573200
							Multi-Family	3	26,215,447.97	4.87%	28	5.2787	1.464149
Florida	6	54,267,297.89	10.09%	28	4.9601	1.406939
							Office	7	110,247,111.04	20.49%	(3)	5.0438	1.414081
Georgia	2	6,336,513.49	1.18%	28	5.0406	2.209689
							Retail	20	239,981,022.06	44.61%	19	4.8589	1.788060
Maryland	1	35,000,000.00	6.51%	(32)	4.9000	1.301600
							Totals	46	537,940,264.74	100.00%	18	4.9742	1.640739
Michigan	1	10,198,075.70	1.90%	29	5.6500	1.415600

Nevada	2	46,000,000.00	8.55%	26	4.8267	1.918874

New Mexico	1	7,191,127.01	1.34%	29	5.3150	2.557600

New York	4	35,116,994.86	6.53%	27	5.1762	1.686070

North Carolina	2	24,815,044.72	4.61%	28	4.9692	1.898753

Oklahoma	1	18,830,000.00	3.50%	29	5.3100	1.864200

Tennessee	1	970,000.00	0.18%	29	5.1100	1.921700

Virginia	4	51,134,141.33	9.51%	(15)	4.5000	1.429038

Totals	46	537,940,264.74	100.00%	18	4.9742	1.640739

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	122,298,445.43	22.73%	28	4.9745	NAP	Defeased	10	122,298,445.43	22.73%	28	4.9745	NAP
	4.250% or less	1	19,073,163.35	3.55%	25	3.8940	2.196600	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	2	35,465,575.32	6.59%	(34)	4.2580	0.690609	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	2	24,759,384.64	4.60%	28	4.6690	2.106659	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	8	151,393,865.34	28.14%	14	4.8812	1.777887	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	9	75,829,455.23	14.10%	29	5.1117	1.540554	49 months or greater	32	415,641,819.31	77.27%	15	4.9741	1.569624
	5.251% to 5.500%	7	79,138,772.82	14.71%	28	5.3557	1.571467	Totals	42	537,940,264.74	100.00%	18	4.9742	1.640739
	5.501% to 5.750%	1	10,198,075.70	1.90%	29	5.6500	1.415600
	5.751% or more	2	19,783,526.91	3.68%	(34)	5.9900	0.458560
	Totals	42	537,940,264.74	100.00%	18	4.9742	1.640739
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	122,298,445.43	22.73%	28	4.9745	NAP	Defeased	10	122,298,445.43	22.73%	28	4.9745	NAP
	84 months or less	32	415,641,819.31	77.27%	15	4.9741	1.569624	Interest Only	20	285,642,106.33	53.10%	21	4.9134	1.755780
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	12	129,999,712.98	24.17%	2	5.1076	1.160593
	Totals	42	537,940,264.74	100.00%	18	4.9742	1.640739	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	42	537,940,264.74	100.00%	18	4.9742	1.640739
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	10	122,298,445.43	22.73%	28	4.9745	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	29	384,168,216.02	71.41%	17	4.9931	1.671440
	13 months to 24 months	1	9,511,297.89	1.77%	29	5.1400	1.081600
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Unknown	2	21,962,305.40	4.08%	(34)	4.5700	NAP
	Totals	42	537,940,264.74	100.00%	18	4.9742	1.640739
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	610945832	LO	Charlotte	NC	Actual/360	4.900%	201,628.23	90,271.47	0.00	N/A	07/11/28	04/11/28	52,905,366.96	52,815,095.49	03/11/26
2	883100854	RT	Fairfax	VA	Actual/360	4.258%	57,951.82	38,729.39	0.00	N/A	05/10/23	11/10/26	17,498,704.94	17,459,975.55	03/10/26
2A	883100855				Actual/360	4.258%	59,762.82	39,939.68	0.00	N/A	05/10/23	11/10/26	18,045,539.45	18,005,599.77	03/10/26
3	310946189	RT	Aventura	FL	Actual/360	4.890%	152,133.33	0.00	0.00	N/A	07/11/28	--	40,000,000.00	40,000,000.00	03/11/26
4	600944524	OF	Silver Spring	MD	Actual/360	4.900%	133,388.89	0.00	0.00	N/A	07/11/23	07/11/26	35,000,000.00	35,000,000.00	03/11/26
5	310944713	RT	Las Vegas	NV	Actual/360	4.896%	125,671.70	0.00	0.00	N/A	05/11/28	--	33,000,000.00	33,000,000.00	03/11/26
7	307331065	OF	Hartford	CT	Actual/360	5.990%	73,947.63	45,552.57	0.00	N/A	05/06/23	--	15,872,373.85	15,826,821.28	01/06/25
7A	307331066				Actual/360	5.990%	18,486.91	11,388.14	0.00	N/A	05/06/23	--	3,968,093.77	3,956,705.63	01/06/25
9	883100910	OF	Sunnyvale	CA	Actual/360	3.894%	57,875.97	36,388.55	0.00	N/A	04/06/28	--	19,109,551.90	19,073,163.35	03/06/26
10	301741321	RT	Owasso	OK	Actual/360	5.310%	77,767.90	0.00	0.00	N/A	08/06/28	--	18,830,000.00	18,830,000.00	03/06/26
11	307331081	RT	Florence	AL	Actual/360	5.330%	66,094.46	34,753.15	0.00	N/A	07/06/28	--	15,943,449.42	15,908,696.27	03/06/26
12	883100893	RT	Harrisonburg	VA	Actual/360	5.040%	54,780.73	26,109.61	0.00	N/A	08/06/28	--	13,974,675.60	13,948,565.99	03/06/26
13	301741310	RT	Charlotte	NC	Actual/360	4.790%	52,139.25	24,072.33	0.00	N/A	08/06/28	--	13,995,026.31	13,970,953.98	03/06/26
14	301741306	MF	New York	NY	Actual/360	5.455%	59,398.89	0.00	0.00	N/A	07/06/28	--	14,000,000.00	14,000,000.00	03/06/26
15	310944779	RT	Ardsley	NY	Actual/360	4.880%	53,137.78	0.00	0.00	N/A	06/11/28	--	14,000,000.00	14,000,000.00	03/11/26
18	307331071	RT	Henderson	NV	Actual/360	4.650%	47,016.67	0.00	0.00	N/A	06/06/28	--	13,000,000.00	13,000,000.00	03/06/26
19	301741322	OF	Huntsville	AL	Actual/360	5.025%	44,514.06	25,471.51	0.00	N/A	08/06/28	--	11,389,524.15	11,364,052.64	03/06/26
21	883100882	OF	Glendale	AZ	Actual/360	4.970%	44,909.05	21,964.66	0.00	N/A	07/06/28	04/06/28	11,617,747.23	11,595,782.57	03/06/26
22	307331075	LO	Rocky Mount	NC	Actual/360	5.200%	43,955.93	24,133.82	0.00	N/A	06/06/28	--	10,868,224.56	10,844,090.74	02/06/26
23	300571857	RT	Conway	AR	Actual/360	4.690%	42,970.36	20,489.16	0.00	N/A	08/06/28	--	11,779,873.80	11,759,384.64	03/06/26
24	301741314	OF	Pontiac	MI	Actual/360	5.650%	44,909.24	21,472.88	0.00	N/A	08/06/28	--	10,219,548.58	10,198,075.70	03/06/26
25	410944788	OF	Orlando	FL	Actual/360	5.140%	38,122.40	24,599.78	0.00	N/A	08/11/28	--	9,535,897.67	9,511,297.89	12/11/25
26	410945984	IN	Fremont	CA	Actual/360	4.890%	39,557.64	18,755.46	0.00	N/A	07/11/28	01/11/28	10,400,780.79	10,382,025.33	03/11/26
27	410944937	RT	Scotts Valley	CA	Actual/360	4.840%	39,032.34	16,838.76	0.00	N/A	08/11/28	--	10,368,684.60	10,351,845.84	03/11/26
28	310945589	RT	Costa Mesa	CA	Actual/360	5.190%	42,385.00	0.00	0.00	N/A	08/11/28	--	10,500,000.00	10,500,000.00	03/11/26
29	301741303	MF	Dallas	TX	Actual/360	5.240%	39,919.99	17,996.38	0.00	N/A	07/06/28	--	9,794,981.57	9,776,985.19	03/06/26
30	300571833	MH	Various	Various	Actual/360	4.610%	34,359.21	16,965.01	0.00	N/A	06/06/28	03/06/28	9,582,673.38	9,565,708.37	03/06/26
31	307331079	LO	Merced	CA	Actual/360	5.340%	35,554.63	18,551.12	0.00	N/A	08/06/28	--	8,560,505.80	8,541,954.68	03/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
32	307331080	MU	San Francisco	CA	Actual/360	5.420%	0.00	0.00	0.00	N/A	08/06/28	--	9,350,000.00	9,350,000.00	04/06/20
33	883100892	MF	Los Angeles	CA	Actual/360	5.042%	35,882.23	0.00	0.00	N/A	08/06/28	--	9,150,000.00	9,150,000.00	03/06/26
34	301741319	IN	McKinney	TX	Actual/360	4.880%	28,955.38	17,310.71	0.00	N/A	08/06/28	--	7,628,760.56	7,611,449.85	03/06/26
36	307331077	IN	Arlington Heights	IL	Actual/360	5.090%	31,460.91	14,908.77	0.00	N/A	07/06/28	04/06/28	7,946,904.69	7,931,995.92	03/06/26
37	301741313	LO	Albuquerque	NM	Actual/360	5.315%	29,788.13	14,710.79	0.00	N/A	08/06/28	--	7,205,837.80	7,191,127.01	03/06/26
39	307331060	OF	Albany	NY	Actual/360	5.300%	21,988.55	17,154.53	0.00	N/A	04/06/28	--	5,334,149.39	5,316,994.86	03/06/26
41	883100895	SS	Garden City	GA	Actual/360	5.345%	21,874.03	9,519.23	0.00	N/A	08/06/28	05/06/28	5,261,693.32	5,252,174.09	03/06/26
42	410946058	RT	Various	FL	Actual/360	5.190%	19,198.39	0.00	0.00	N/A	08/11/28	--	4,756,000.00	4,756,000.00	03/11/26
43	410945851	MF	Buckeye	AZ	Actual/360	5.170%	16,977.53	6,965.06	0.00	N/A	08/11/28	--	4,222,098.88	4,215,133.82	03/11/26
44	410945891	IN	Atlanta	GA	Actual/360	4.910%	12,518.60	7,007.95	0.00	N/A	07/11/28	--	3,278,073.47	3,271,065.52	03/11/26
45	307331074	MF	Salisbury	MD	Actual/360	5.860%	14,396.49	6,569.08	0.00	N/A	06/06/28	--	3,158,663.88	3,152,094.80	03/06/26
46	307331076	MF	Smyrna	GA	Actual/360	5.180%	12,377.74	6,797.92	0.00	N/A	07/06/28	--	3,072,245.89	3,065,447.97	03/06/26
48	410946061	RT	Various	Various	Actual/360	5.110%	10,691.26	0.00	0.00	N/A	08/11/28	--	2,690,000.00	2,690,000.00	03/11/26
49	410939455	RT	East Hampton	NY	Actual/360	4.945%	6,923.00	0.00	0.00	N/A	07/11/28	--	1,800,000.00	1,800,000.00	03/11/26
Totals							2,044,405.07	675,387.47	0.00				538,615,652.21	537,940,264.74
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
2	15,796,614.00	11,465,761.05	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	6,729,939.16	4,522,583.67	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	2,701,182.01	1,976,188.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	10,900,953.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	6,090,416.00	2,280,571.00	10/01/24	09/30/25	11/06/23	2,884,319.29	219,123.20	105,874.93	1,504,360.59	0.00	0.00
7A	0.00	0.00	--	--	11/06/23	721,079.82	54,780.81	26,468.73	376,090.12	0.00	0.00
9	20,513,553.00	15,817,016.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,032,538.99	1,573,162.73	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,242,518.32	1,720,002.31	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,674,898.74	1,849,792.62	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,269,117.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,062,873.57	808,986.72	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,317,913.09	886,369.40	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,601,068.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,083,019.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,267,599.81	1,282,234.07	07/01/24	06/30/25	--	0.00	0.00	68,047.48	68,047.48	0.00	0.00
23	5,091,117.07	3,925,050.56	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,433,246.52	1,018,703.28	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	883,303.96	0.00	--	--	01/11/26	0.00	8,360.51	62,581.26	188,040.03	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,968,058.81	1,778,409.92	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	975,455.80	731,208.85	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,058,440.80	1,107,618.69	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	42,703.30	58,513.00	01/01/25	09/30/25	10/11/25	7,739,287.33	187,635.26	(138.17)	1,739,126.92	740,774.47	0.00
33	747,753.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	1,698,089.04	1,537,670.95	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,171,201.37	655,281.52	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	326,666.60	265,789.20	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	2,865.80	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	649,879.76	539,072.92	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	341,909.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	270,644.04	202,983.33	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
49	389,503.30	292,637.61	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	96,332,178.99	56,295,607.40				11,344,686.44	469,899.78	262,834.23	3,875,665.14	743,640.27	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/26	0	0.00	1	9,511,297.89	1	9,350,000.00	1	9,511,297.89	1	9,350,000.00	0	0.00	0	0.00	0	0.00	4.974214%	4.934954%	18
02/18/26	1	9,535,897.67	0	0.00	1	9,350,000.00	1	9,535,897.67	1	9,350,000.00	0	0.00	0	0.00	0	0.00	4.974229%	4.934955%	19
01/16/26	0	0.00	0	0.00	1	9,350,000.00	1	9,556,322.50	1	9,350,000.00	0	0.00	1	564,104.97	0	0.00	4.974242%	4.934955%	20
12/17/25	0	0.00	0	0.00	2	19,488,276.51	0	0.00	1	9,350,000.00	0	0.00	0	0.00	0	0.00	4.974428%	4.934888%	21
11/18/25	0	0.00	0	0.00	2	19,507,490.77	0	0.00	1	9,350,000.00	0	0.00	0	0.00	0	0.00	4.974443%	4.934891%	22
10/20/25	0	0.00	1	10,175,176.49	1	9,350,000.00	0	0.00	1	9,350,000.00	0	0.00	0	0.00	0	0.00	4.974454%	4.939590%	23
09/17/25	1	10,194,233.37	0	0.00	1	9,350,000.00	0	0.00	1	9,350,000.00	0	0.00	0	0.00	0	0.00	4.974469%	4.939595%	24
08/15/25	1	10,211,757.18	0	0.00	1	9,350,000.00	0	0.00	1	9,350,000.00	0	0.00	0	0.00	0	0.00	4.974480%	4.939599%	25
07/17/25	0	0.00	0	0.00	1	9,350,000.00	0	0.00	1	9,350,000.00	0	0.00	0	0.00	0	0.00	4.974491%	4.939602%	26
06/17/25	0	0.00	0	0.00	1	9,350,000.00	0	0.00	1	9,350,000.00	0	0.00	0	0.00	0	0.00	4.974504%	4.939607%	27
05/16/25	0	0.00	0	0.00	1	9,350,000.00	0	0.00	1	9,350,000.00	0	0.00	0	0.00	0	0.00	4.974515%	4.939610%	28
04/17/25	0	0.00	0	0.00	1	9,350,000.00	0	0.00	1	9,350,000.00	0	0.00	0	0.00	0	0.00	4.974528%	4.939615%	29
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	307331065	01/06/25	13	5	105,874.93	1,504,360.59	0.00	16,369,862.53	05/17/23	2
7A	307331066	01/06/25	13	5	26,468.73	376,090.12	0.00	4,092,465.89	05/17/23	0
22	307331075	02/06/26	0	B	68,047.48	68,047.48	0.00	10,868,224.56
25	410944788	12/11/25	2	2	62,581.26	188,040.03	34,356.55	9,574,171.54	10/24/25	2		12/08/25
32	307331080	04/06/20	70	6	(138.17)	1,739,126.92	1,576,572.43	9,350,000.00	07/17/20	7			06/17/21
Totals					262,834.23	3,875,665.14	1,610,928.98	50,254,724.52
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		19,783,527	0	19,783,527		0
0 - 6 Months		35,000,000	35,000,000		0	0
7 - 12 Months		35,465,575	35,465,575		0	0
13 - 24 Months		19,947,734	19,947,734		0	0
25 - 36 Months		427,743,429	408,882,131		0	18,861,298
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-26	537,940,265	499,295,440	0	0	19,783,527	18,861,298
Feb-26	538,615,652	499,889,287	0	0	19,840,468	18,885,898
Jan-26	539,148,287	500,354,702	0	0	19,887,263	18,906,323
Dec-25	540,240,208	500,818,112	0	0	30,072,095	9,350,000
Nov-25	540,813,918	501,321,684	0	0	30,142,234	9,350,000
Oct-25	541,336,905	501,780,930	0	10,175,176	20,030,798	9,350,000
Sep-25	541,905,964	502,280,489	10,194,233	0	20,081,241	9,350,000
Aug-25	542,424,165	502,735,607	10,211,757	0	20,126,801	9,350,000
Jul-25	542,940,096	513,417,968	0	0	20,172,127	9,350,000
Jun-25	543,502,354	513,930,486	0	0	20,221,868	9,350,000
May-25	544,013,560	514,396,854	0	0	20,266,706	9,350,000
Apr-25	544,571,266	514,905,289	0	0	20,315,977	9,350,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	307331065	15,826,821.28	16,369,862.53	13,000,000.00	05/29/25	2,280,571.00	0.57320	09/30/25	05/06/23	262
7A	307331066	3,956,705.63	4,092,465.89		--			--	05/06/23	262
25	410944788	9,511,297.89	9,574,171.54	12,000,000.00	11/26/25	814,155.96	1.08160	12/31/24	08/11/28	268
32	307331080	9,350,000.00	9,350,000.00	6,520,000.00	07/16/25	42,409.69	0.10790	09/30/25	08/06/28	I/O
Totals		38,644,824.80	39,386,499.96	31,520,000.00		3,137,136.65

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	307331065	OF	CT	05/17/23	2
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

7A	307331066	Various	Various	05/17/23	0
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

25	410944788	OF	FL	10/24/25	2

Loan transferred to special servicing on October 24, 2025 due to Payment Default (all payments excluding Balloon/Maturity). Loan has transferred to SS for a third time after missing the August payment. Receiver took possession of the property in mi d-January and is currently in renewal discussions with multiple tenants while addressing deferred maintenance items left unaddressed by Borrower. SS is working with counsel to file a guaranty suit due to a recourse trigger for non-

compliance with cash man agement.

32	307331080	MU	CA	07/17/20	7

The Loan was transferred to Special Servicing on 7/17/2020. The Lender took title via foreclosure on 6/8/2021. An REO auction occurred in August 2022 that failed to meet the Lender's reserve price. The Special Servicer replaced the existing propert y manager on 5/1/2023 with a local SRO-focused management company in order to facilitate a repositioning of the asset. A capital improvements plan was embarked upon and subsequently completed at the end of February 2025. Upon completion of the capital pro ject in Feb 2025, the SRO portion of the property was 36% occupied. Significant SRO leasing activity at the property has resulted in 95% occupancy (39 of 41 units rented). The retail portion of the property is currently

76% occupied. The special servicer is negotiating an LOI with a retailer for the remaining 3,107 SF vacancy, which would increase the retail occupancy to 100%. The Special Servicer will continue holding the REO property until a lease is executed for the retail vacancy.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	600944524	0.00	4.90000%	0.00	4.90000%	1	12/14/23	12/14/23	--
6	883100894	0.00	4.97850%	0.00	4.97850%	8	10/18/21	10/18/21	--
6A	883100897	15,100,000.00	4.97850%	15,100,000.00	4.97850%	8	10/18/21	10/18/21	--
22	307331075	12,013,918.19	5.20000%	11,997,888.75	5.20000%	10	09/04/20	04/06/20	10/13/20
25	410944788	0.00	5.14000%	0.00	5.14000%	10	08/30/23	08/30/23	--
35	301741311	8,437,979.15	5.89000%	8,429,554.76	5.89000%	10	08/04/20	08/06/20	09/11/20
35	301741311	0.00	5.89000%	0.00	5.89000%	10	07/29/20	08/06/20	09/11/20
35	301741311	0.00	5.89000%	0.00	5.89000%	10	03/13/24	08/06/20	09/11/20
35	301741311	0.00	5.89000%	0.00	5.89000%	10	11/26/24	08/06/20	09/11/20
37	301741313	7,895,749.23	5.31500%	7,887,387.62	5.31500%	10	08/18/20	10/06/20	09/11/20
Totals		43,447,646.57		43,414,831.13
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6	883100894	02/17/23	17,000,000.00	62,900,000.00	20,991,728.24	3,989,743.95	20,989,743.95	17,000,000.00	0.00	0.00	0.00	0.00	0.00%
6A	883100897	02/17/23	15,100,000.00	62,900,000.00	16,404,627.41	1,304,627.41	16,404,627.41	15,100,000.00	0.00	0.00	0.00	0.00	0.00%
8	300571855	11/18/22	24,000,000.00	36,400,000.00	22,374,070.67	1,238,535.00	22,374,070.67	21,135,535.67	2,864,464.33	0.00	63,461.76	2,801,002.57	11.67%
35	301741311	01/17/25	6,966,733.74	12,100,000.00	7,012,850.77	47,158.09	7,012,850.77	6,965,692.68	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			63,066,733.74	174,300,000.00	66,783,277.09	6,580,064.45	66,781,292.80	60,201,228.35	2,864,464.33	0.00	63,461.76	2,801,002.57

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
6	883100894	02/17/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6A	883100897	02/17/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	300571855	04/17/23	0.00	0.00	2,801,002.57	0.00	0.00	47,874.66	0.00	0.00	2,801,002.57
		02/17/23	0.00	0.00	2,753,127.91	0.00	0.00	(47,874.66)	0.00	0.00
		01/18/23	0.00	0.00	2,801,002.57	0.00	0.00	(63,461.76)	0.00	0.00
		11/18/22	0.00	0.00	2,864,464.33	0.00	0.00	2,864,464.33	0.00	0.00
35	301741311	01/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	2,801,002.57	0.00	0.00	2,801,002.57	0.00	0.00	2,801,002.57

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	0.00	0.00	1,333.89	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	3,086.29	0.00	0.00	13,426.51	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	771.57	0.00	0.00	3,356.63	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	9.62	0.00	0.00	0.00
25	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	39,415.44	0.00	0.00	0.00	0.00
Total	0.00	0.00	10,857.86	0.00	1,333.89	16,783.14	0.00	39,415.44	9.62	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		68,399.95

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27